Standards, Amendments, and Interpretation of International Financial Reporting Standards	12 Months Ended
Dec. 31, 2022
Standards Amendments and Interpretation of International Financial Reporting Standards [Abstract]
Standards, amendments, and interpretation of international financial reporting standards

3. Standards, amendments, and interpretation of international financial reporting standards

A. New amendments to IFRS mandatory as of January 1, 2022

The following standards and interpretations and amendments to existing standards were issued with mandatory application for the accounting period beginning January 1, 2022, but were not relevant and did not have a material impact on the Corporation’s operations:

Effective date	New standards or modifications
January 1, 2022	Amendments to IAS 37 – Onerous Contracts – Costs of Fulfilling a Contract
Annual Improvements to IFRS 2018-2020 (Amendments to IFRS 1, IAS 9, and IAS 41)
Amendments to IAS 16 – Property, Plant and Equipment – Revenue Before Expected Use
Amendments to IFRS 3 – Reference to the Conceptual Framework

B. New IFRSs and interpretations issued after the date of presentation of the consolidated financial statements

At the date of authorization of these consolidated financial statements, the Company has not applied the following new and revised Standards that have been issued but are not yet effective.

Effective date	New standards or modifications
January 1, 2023	Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current
IFRS 17 Insurance Contracts and its amendments.
Amendments to IAS 1 and Practical Statement 2 “Making Judgments Related to Materiality” – Disclosures of Accounting Policies
Amendments to IAS 8 – Definition of Accounting Estimates
Amendments to IAS 12 – Deferred Taxes Relating to Assets and Liabilities Arising from a Single Transaction

Adoption optional/ effective date deferred indefinitely	Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

These accounting pronouncements issued but not yet effective are not expected to have a material impact on the Company’s consolidated financial statements.